Major Customers and Geographic Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Major Customers and Geographic Information

NOTE 15:- MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	In accordance with Statement of ASC 280, “Segment Reporting”, the Company is organized and operates as one business segment, which develops, manufactures and sells land radar for defense forces and border protection applications, avionics equipment and aviation data acquisition and debriefing systems.

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2017	2016	2015

North America	$14,446	$1,553	$3,558
Israel	6,363	7,358	6,062
Asia	4,372	2,499	2,692
Latin America	514	1,289	1,614
Europe	281	122	148
Australia	206	-	-

Total	$26,182	$12,821	$14,074

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2017	2016	2015
	%

Customer A	7	20	24
Customer B	9	17	9
Customer C	2	16	7
Customer D	3	13	10
Customer E	5	11	13
Customer F	13	6	8
Customer G	-	-	13
Customer H	35	1	1

d.	Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2017	2016

Israel	$3,915	$2,650
China	319	266

	$4,234	$2,916